Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Purchase Commitments [Abstract]
2018	$ 65,073
2019	22,556
2020	10,472
2021	943
2022	11
Thereafter	434
Total	99,489
License And Royalty Commitments [Abstract]
2018	12,907
2019	11,858
2020	11,558
2021	8,860
2022	6,161
Thereafter	3,748
Total	$ 55,092